DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)			12 Months Ended
	Aug. 04, 2025 USD ($) $ / shares	Jan. 30, 2025 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 $ / shares
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Proceeds from private warrants and private units | $			$ 2,483,000
Aggregate purchase price | $			$ 100,000
Par value of share | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001
Ratio of share per right		0.1
Minimum aggregate fair market value as a percentage of the net assets held in the trust account			80.00%
Threshold percentage of outstanding voting securities of the target to be acquired by post-transaction company to complete business combination			50.00%
Proceeds from issuance of units in IPO and private placement | $		$ 8,080,000
Price per share | $ / shares		$ 10.1
Threshold percentage of shares redeemed without prior written consent of entity			15.00%
Threshold business days for redemption of Public Shares			10 days
Percentage of outstanding shares will be redeemed			100.00%
Maximum funds withdrawn annually for working capital purposes | $			$ 1,200,000
Maximum dissolution expenses | $			$ 100,000
BOXABL
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Consideration | $	$ 3,500,000,000
Deemed value per share | $ / shares	$ 10
Public offering
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of units offered		8,000,000	8,000,000
Price per unit | $ / shares		$ 10	$ 10
Number of shares per unit		1
Number of right per unit		1
Ratio of share per right		0.1
Selling price per unit | $ / shares		$ 10
Gross proceeds from issuance of common stock | $		$ 80,000,000
Private placement
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of units offered			248,300
Price per unit | $ / shares		$ 15
Number of warrants			1,000,000
Exercise price of warrants | $ / shares		$ 15	$ 15
Exercisable period of warrants (in years)		10 years
Number of shares per warrant		1
Private placement | Related party
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Price per unit | $ / shares		$ 10
Proceeds from private warrants and private units | $		$ 2,483,000
Number of shares per unit		1
Number of right per unit		1
Private placement | Related party | Ramnaraine Jaigobind
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of units offered		25,000
Private placement | Sponsor
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of units offered		223,300
Number of warrants		1,000,000
Exercise price of warrants | $ / shares		$ 0.1
Number of shares per warrant		1
Aggregate purchase price | $		$ 100,000